UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [   ]
Pre-Effective Amendment No.   1                                 [ X ]
                            -----
Post-Effective Amendment No.                                    [   ]
                            -----

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]
       Amendment No.   1                                        [ X ]
                     -----

                    (Check appropriate box or boxes)

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                      767 Fifth Avenue, New York, NY 10153
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code       212-583-2000
                                                   -----------------------------

Linda S. Martinson, c/o Baron Select Funds, 767 Fifth Avenue, NY, NY  10153
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering   As soon as practicable after
                                             -----------------------------------
effective date.
---------------

It is proposed that this filing will become effective (check appropriate box)
[   ]   immediately upon filing pursuant to paragraph (b)
[   ]   on (date) pursuant to paragraph (b)
[   ]   60 days after filing pursuant to paragraph (a)(1)
[   ]   on (date) pursuant to paragraph (a)(1)
[   ]   75 days after filing pursuant to paragraph (a)(2)
[   ]   on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

[   ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

This amendment to the registration statement is being filed for purposes of filing financial statements in accordance with Item 22.

This amendment to the registration statement incorporates by reference the information contained in the registration statement of the Registrant filed on February 6, 2003, except for item 22 which is set forth below.


        Item 22   Financial Statements as of December 31, 2002
                  (a) Statement of Net Assets
                  (b) Statement of Assets and Liabilities
                  (c) Statement of Operations
                  (d) Statement of Changes in Net Assets
                  (e) Statement of Cash Flows
                  (f) Notes to Financial Statements

BARON CAPITAL PARTNERS, L.P.
STATEMENT OF NET ASSETS
DECEMBER 31, 2002



         SHARES                                                                      VALUE
         ------                                                       --------------------
INVESTMENTS - COMMON STOCKS (162.25%) **


               BUSINESS SERVICES (25.51%)
       650,000 ChoicePoint, Inc.*                                     $         25,668,494
       250,000 Robert Half Intl., Inc.                                           4,027,500
                                                                      --------------------
                                                                                29,695,994

               CONSUMER SERVICES (4.75%)
       615,000 Sotheby's Hldgs., Inc., Cl A                                      5,535,000

               EDUCATION (23.15%)
       387,000 Apollo Group, Inc., Cl A*                                        17,028,000
        82,000 DeVry, Inc.*                                                      1,362,020
        84,500 Education Mgmt. Corp.*                                            3,177,200
       150,000 University of Phoenix Onlin                                       5,376,000
                                                                      --------------------
                                                                                26,943,220

               FINANCIAL (30.59%)
        65,000 Arch Capital Group, Ltd.*                                         2,026,050
     2,956,500 Charles Schwab Corp.                                             32,078,025
       200,000 DVI, Inc.*                                                        1,510,000
                                                                      --------------------
                                                                                35,614,075

               HEALTH CARE SERVICES (1.08%)
        20,000 Anthem, Inc.*                                                     1,258,000

               HOTELS AND LODGING (5.85%)
       300,000 Choice Hotels Int'l., Inc.*                                       6,810,000

               MEDIA AND ENTERTAINMENT (21.90%)
       120,000 International Game Tech*                                          9,110,400
       862,200 Saga Comm. Inc., Cl. A*                                          16,381,800
                                                                      --------------------
                                                                                25,492,200

               RECREATION AND RESORTS (21.25%)
       425,000 Kerzner Intl., Ltd.*                                              8,534,000
       200,000 Penn National Gaming, Inc.*                                       3,172,000
       104,000 Vail Resorts, Inc.*                                               1,577,680
       873,700 Wynn Resorts, Ltd. (formerly Valvino Lamore, LLC)*               11,454,207
                                                                      --------------------
                                                                                24,737,887

               RETAIL TRADE (17.85%)
       200,000 Dollar Tree Stores, Inc.*                                         4,914,000
       240,000 Ethan Allen Interiors, Inc.                                       8,248,800
       350,000 Polo Ralph Lauren Corp., Cl A*                                    7,616,000
                                                                      --------------------
                                                                                20,778,800

               RESTAURANTS (8.27%)
       285,000 Krispy Kreme Doughnuts, Inc.*                                     9,624,450

               UTILITY SERVICES (2.05%)
       144,703 Southern Union Co.*                                               2,387,601
                                                                      --------------------


TOTAL INVESTMENTS
   (Cost $134,900,052)***                                                      188,877,227
                                                                      --------------------


SECURITIES SOLD, NOT YET PURCHASED (1.92%)

               COMPUTER TECHNOLOGY (.45%)
      (30,000) Hewlett Packard                                                   (520,800)

               HEALTH CARE SERVICES (.64%)
      (30,000) Sunrise Assisted Living                                           (746,700)

               MANUFACTURING (.19%)
       (5,000) Amphenol Corp.                                                    (190,000)
       (5,000) Goodyear Tire                                                      (34,050)
                                                                      --------------------
                                                                                 (224,050)
               RETAIL STORES (.64%)
     (100,000) Circuit City Stores                                               (742,000)
                                                                      --------------------

Total Securities Sold, Not Yet Purchased
   (Proceeds $2,429,236)                                                       (2,233,550)
                                                                      --------------------

Liabilities Less Cash and
    Other Assets (-60.33%)                                                    (70,235,868)
                                                                      --------------------
Net Assets (100%)                                                     $       116,407,809
                                                                      ====================

          -----------------------------------------------------------------

           % Represents percentage of net assets

           * Non-income producing securities

          ** Securities are pledged with a broker as collateral for securities sold, not yet purchased.

         *** Cost for federal income tax purposes is identical. Aggregate unrealized appreciation and depreciation of investments are $69,375,712 and $15,398,537, respectively.


SEE NOTES TO FINANCIAL STATEMENTS.

BARON CAPITAL PARTNERS, L.P.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2002


ASSETS:
          Investments in securities, at value (Cost $134,900,052)                         $       188,877,227
          Securities segregated for capital withdrawals (Cost $413,012)                             1,735,275
          Receivable for securities sold                                                              438,834
                                                                                          -------------------

                                                                                                  191,051,336
                                                                                          -------------------

LIABILITIES:
          Securities sold not yet purchased, at market value (sales proceeds $2,429,236)            2,233,550
          Due to broker                                                                            68,271,537
          Capital withdrawal payable                                                                3,807,412
          Due to related party                                                                        292,096
          Accrued expenses                                                                             38,932
                                                                                          -------------------
                                                                                                   74,643,527
                                                                                          -------------------

NET ASSETS                                                                                $       116,407,809
                                                                                          ===================

NET ASSETS CONSIST OF:
          Net capital                                                                     $        60,912,685
          Net unrealized appreciation                                                              55,495,124
                                                                                          -------------------
NET ASSETS                                                                                $       116,407,809
                                                                                          ===================


        SEE NOTES TO FINANCIAL STATEMENTS.

BARON CAPITAL PARTNERS, L.P.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002


INVESTMENT INCOME:
        INCOME:
          Interest                                                                        $            27,014
          Dividends                                                                                   192,230
                                                                                          -------------------
          Total income                                                                                219,244
                                                                                          -------------------

        EXPENSES:
          Administrative fee                                                                        1,382,827
          Other operating expenses                                                                     46,000
                                                                                          -------------------
          Total operating expenses                                                                  1,428,827
          Dividend expense                                                                             61,066
          Interest expense                                                                          1,548,282
                                                                                          -------------------
          Total expenses                                                                            3,038,175
                                                                                          -------------------
          Net investment loss                                                                      (2,818,931)
                                                                                          -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
          Net realized gain on investments                                                         20,598,373
          Change in net unrealized appreciation
            of investments                                                                        (44,179,857)
                                                                                          -------------------

          Net loss on investments                                                                 (23,581,484)
                                                                                          --------------------

          Net decrease in net assets resulting from operations                             $      (26,400,415)
                                                                                           ===================


       SEE NOTES TO FINANCIAL STATEMENTS.

BARON CAPITAL PARTNERS, L.P.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001


                                                                                                   2002                  2001
                                                                                            -------------------    -----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                                                 $       (2,818,931)    $     (4,990,878)
        Net realized gain on investments                                                            20,598,373           15,150,499
        Net change in unrealized appreciation
          of investments                                                                           (44,179,857)         (43,068,974)
                                                                                            -------------------    -----------------

        Decrease in net assets resulting
          from operations                                                                          (26,400,415)         (32,909,353)
                                                                                            -------------------    -----------------

CAPITAL TRANSACTIONS:
        Contributions:
          General Partners and Related Accounts                                                      1,450,746            1,848,261
          Limited Partners                                                                                                1,000,000
        Withdrawals - Limited Partners                                                             (17,977,741)         (19,605,686)
                                                                                            -------------------    -----------------

        Decrease in net assets derived from
          capital transactions                                                                     (16,526,995)         (16,757,425)
                                                                                            -------------------    -----------------
        Net decrease in net assets                                                                 (42,927,410)         (49,666,778)

NET ASSETS:
        Beginning of year                                                                          159,335,219          209,001,997
                                                                                            -------------------    -----------------
        End of year                                                                        $       116,407,809    $     159,335,219
                                                                                            ===================    =================

        General Partners and Related Accounts                                              $        38,151,633    $      45,018,936
        Limited Partners                                                                            78,256,176          114,316,283
                                                                                            -------------------    -----------------
                                                                                           $       116,407,809    $     159,335,219
                                                                                            ===================    =================

          SEE NOTES TO FINANCIAL STATEMENTS.

BARON CAPITAL PARTNERS, L.P.
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2002


CASH FLOWS FROM OPERATING ACTIVITIES:
    Net investment loss                                                                     $       (2,818,931)

ADJUSTMENT TO RECONCILE NET INVESTMENT LOSS TO NET CASH USED IN OPERATING ACTIVITIES:

CHANGES IN ASSETS AND LIABILITIES:

    Purchases of investment securities                                                            (115,021,302)
    Proceeds from sales of investment securities                                                    91,357,533
    Decrease in receivable for securities sold                                                       4,337,260
    Decrease in due from broker                                                                      2,460,908
    Decrease in due to related party                                                                   (67,920)
    Decrease in accrued expenses                                                                       (30,123)
                                                                                            -------------------
      Total adjustments                                                                            (16,963,644)
                                                                                            -------------------

        NET CASH USED IN OPERATING  ACTIVITIES                                                     (19,782,575)
                                                                                            -------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
    Proceeds from capital contributions                                                              1,450,746
    Partnership withdrawals                                                                         (1,487,040)
    Increase in due to broker                                                                       19,818,869
                                                                                            -------------------
       NET CASH PROVIDED BY FINANCING ACTIVITIES:                                                   19,782,575
                                                                                            -------------------

Net decrease in cash and cash equivalents                                                                     0

Cash and cash equivalents at beginning of period                                                              0
                                                                                            -------------------

Cash and cash equivalents at end of period                                                  $                 0
                                                                                            ===================

SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid in cash                                                                       $         1,548,282
                                                                                            ===================

NON CASH FINANCING ACTIVITIES:
Securities in kind - partnership withdrawals                                                $        23,482,853
                                                                                            ===================

          SEE NOTES TO FINANCIAL STATEMENTS.

                          BARON CAPITAL PARTNERS, L.P.
                         NOTES TO FINANCIAL STATEMENTS


(1)  ORGANIZATION.
     Baron Capital Partners, L.P. (the "Partnership"), a Delaware Limited Partnership, was formed in February 1992 with Ronald Baron and Baron Capital Management as its general partners. The Partnership's investment objective is to seek capital appreciation through investment in long and short positions, primarily in U.S. securities.

(2)  SIGNIFICANT ACCOUNTING POLICIES.
     The following is a summary of significant accounting policies followed by the Partnership. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange or quoted on the NASDAQ National Market System are valued based on the last sale price or, where market quotations are not readily available, based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Partnership with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income and dividend expense are recognized on the ex-dividend date and interest income and interest expense are recognized on an accrual basis.

(c) FEDERAL INCOME TAXES. No provision has been made for federal and state income taxes since these taxes are the personal responsibility of the partners.

(d) SHORT SALES. The Partnership sells securities that it does not own and it will therefore, be obligated to purchase at a future date. This obligation is reflected in the accompanying statement of assets and liabilities at the market value of the related securities. The Partnership is subject to market risk and will incur a loss if the market value of the securities sold short increases subsequent to December 31, 2002.

(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates

(f) SECURITIES SEGREGATED FOR CAPITAL WITHDRAWALS. Securities segregated for capital withdrawals represent the portion of the distributions to limited partners that will be made on January 1, 2003 in securities at the sole discretion of the General Partner, as provided by the partnership agreement.

(3)  ALLOCATION OF PROFITS AND LOSSES.
     At the close of each applicable period, as defined in the partnership agreement, net profits or losses are allocated among the partners based on the percentage of the individual partner's beginning capital account.

     A hurdle amount, equivalent to the partner's capital account at the beginning of the applicable period times an annual percentage rate of 15% is then computed. If there are profits in excess of the hurdle amount the general partner is reallocated a percentage of the profit or such smaller amount of each limited partner's allocated share so that a limited partner earns the hurdle amount. Effective January 1, 1998, the reallocation percentage was lowered from 20% to 15% and the hurdle rate was changed to be earned both annually and cumulatively for a period of eight years. If a partner's capital account has been charged with a net loss at the end of any fiscal year, the partner is entitled to earn back the loss before the general partner is eligible to receive the allocation referred to above. This general partner's allocation shall not apply to a limited partner who has been a partner for less than one year. Instead the general partner shall receive 3% of the average capital account maintained, as defined.

(4)  PURCHASES AND SALES OF SECURITIES.
     For the year ended December 31, 2002, purchases and sales of securities, other than short term securities, aggregated $115,021,302 and $91,357,533, respectively.

(5)  RELATED PARTY TRANSACTIONS.

     In accordance with the partnership agreement, the Partnership pays an administrative fee of 1% per year of the average month- end capital of the Partnership to Baron Capital, Inc. (BCI), an affiliate of the general partners. In addition, for the year ended December 31, 2002, the Partnership paid gross brokerage commissions of $559,588 to BCI. The Partnership pays all investment expenses, audit fees, tax return preparation fees and any extraordinary expenses.


(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATION OF CREDIT RISK.
     In the normal course of its business, the Partnership trades various financial instruments and enters into various investment activities with off-balance-sheet risk. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance-sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of financial condition. The Partnrship may be required to maintain collateral for these transactions.

(7)  DUE TO BROKERS.
     The Partnership's securities positions are held by its clearing brokers which are broker/dealers and members of all major securities exchanges. The Partnership is subject to credit risk should its clearing brokers be unable to meet their obligations to the Partnership. This risk is mitigated by the fact that the Partnership's accounts are carried by the brokers as customer accounts, as defined, and are therefore afforded certain protection under Securities and Exchange Commission Rules with regard thereto and under the Securities Investor Protection Corporation's insurance program and supplemental insurance programs maintained by such brokers.

     The due to broker balance of $68,271,537 is a margin loan balance, with an internationally recognized broker-dealer. The margin loan balance and the securities sold short, valued at $2,233,550, are collateralized by all or some of the publicly traded equity securities valued at $188,877,227 at December 31, 2002. In the event of seizure of the collateral by the counterparty broker-dealer, the Partnership is exposed to possible loss of the difference, if any.

(8)  SUBSEQUENT EVENT.
     On February 6, 2003, the Partnership filed a registration statement with the Securities and Exchange Commission ("SEC") in connection with the planned reorganization of the Partnership as a registered investment company (the "RIC"). The date of such reorganization is subject to the effective date of the SEC registration. Upon the effective date, the Partnership will convert into a business trust under the laws of the State of Delaware, and the RIC will succeed to business of the Partnership and will have substantially the same investment objectives and strategies as the Partnership.

(9) Financial Highlights

BARON CAPITAL PARTNERS L.P.


                                                                                       Year Ended December 31,

                                                          2002           2001           2000            1999            1998
                                                      ------------   ------------   ------------    ------------    -------------
Total return before special allocation **                -18.1%         -15.7%           4.8%           21.5%           11.8%
                                                      ------------   ------------   ------------    ------------    -------------
Special Allocation **                                      0.00           0.00           0.00           -3.10%         - 0.10%
                                                      ------------   ------------   ------------    ------------    -------------
Total return after special allocation **                 -18.1%         -15.7%           4.8%           18.4%           11.7%
                                                      ------------   ------------   ------------    ------------    -------------
Ratios/Supplemental data
Net assets (in millions), end of year                    $116.4         $159.3         $209.0          $205.9          $172.8
Ratio of total expenses (including special allocation)
  to average net assets*                                   2.19%          3.57%          5.05%           4.89%           5.57%
Ratio of total expenses (excluding special allocation)
  to average net assets*                                   2.19%          3.57%          5.05%           2.19%           5.47%
Less:  Ratio of interest and dividend expense
  to average net assets*                                  -1.16%         -2.51%         -3.96%          -1.09%          -4.38%
                                                      ------------   ------------   -------------   ------------    -------------
Ratio of operating expenses to average net assets *        1.03%          1.06%          1.09%           1.10%           1.09%
                                                      ============   ============   =============   ============    =============
Ratio of net investment loss to
  average net assets                                      -2.03%         -2.97%         -3.89%          -1.04%          -3.64%
Portfolio turnover rate                                   39.45%         34.58%         26.52%          22.63%          43.40%


* The ratios above are calculated for the limited partners taken as a whole. The computation of such ratios based upon the amount of special allocation, expenses and net investment loss allocated to an individual investor's capital may vary from these ratios based on the timing of capital transactions.

** Total return is based upon the change in value of a limited partner's capital account assuming no contributions or withdrawals during the period. An individual investor's return may vary from this return based on the timing of capital transactions.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Partners of Baron Capital Partners, L.P.:

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations, cash flows and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Baron Capital Partners, L.P. (the "Partnership") at December 31, 2002, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Partnership's general partner; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurances about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
March 28, 2003